22. Segment information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 21,645	$ 20,213	$ 22,305
Geographical analysis of long-lived assets	945	1,058
The PRC
Revenue	15,867	15,100	15,891
Geographical analysis of long-lived assets	362	428
Hong Kong
Revenue	5,511	4,891	6,150
Geographical analysis of long-lived assets	583	630
Others
Revenue	$ 267	$ 222	$ 264